CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Revenues:
Storage (see Note 2.q.)	$ 417,083	$ 398,247
Service (see Note 2.q.)	333,209	327,333
Total Revenues	750,292	725,580
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	319,483	311,089
Selling, general and administrative	215,127	199,785
Depreciation and amortization	81,079	75,614
(Gain) Loss on disposal/writedown of property, plant and equipment, net	723	(1,017)
Total Operating Expenses	616,412	585,471
Operating Income (Loss)	133,880	140,109
Interest Expense, Net (includes Interest Income of $551 and $422, respectively)	48,987	52,916
Other Expense (Income), Net	(8,953)	8,760
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	93,846	78,433
Provision (Benefit) for Income Taxes	16,685	45,208
Income (Loss) from Continuing Operations	77,161	33,225
Income (Loss) from Discontinued Operations (see Note 10), Net of Tax	(2,542)	(7,386)
Net Income (Loss)	74,619	25,839
Less: Net Income (Loss) Attributable to Noncontrolling Interests	1,159	273
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 73,460	$ 25,566
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.39	$ 0.16
Income (Loss) from Discontinued Operations (in dollars per share)	$ (0.01)	$ (0.04)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.37	$ 0.13
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.38	$ 0.16
Income (Loss) from Discontinued Operations (in dollars per share)	$ (0.01)	$ (0.04)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.37	$ 0.12
Weighted Average Common Shares Outstanding-Basic (in shares)	200,228	203,581
Weighted Average Common Shares Outstanding-Diluted (in shares)	201,251	204,705
Dividends Declared per Common Share (in dollars per share)	$ 0.1875	$ 0.0625